Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

The Group’s property, plant and equipment is comprised of owned assets (note 9A) and leased assets (note 9B). Property, plant and equipment is measured at cost less depreciation and accumulated impairment losses.

Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s recoverable amount is estimated, and any impairment loss is charged to the income statement as it arises.

Owned assets

Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets. Residual values and useful lives are reviewed at least annually. The review of residual values and useful lives has taken into consideration the impacts of climate change and the actions the Group undertakes to mitigate and adapt against these climate-related risks and there is no material impact on the income statement for this year. Estimated useful lives by major class of assets are as follows:

● Leasehold land and buildings	40 years (or life of lease if less)
● Plant and equipment	2-20 years
● Freehold buildings (no depreciation on freehold land)	40 years

Leased assets

The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The Group has not capitalised leases which are less than 12 months or leases with low value assets. These mainly relate to IT equipment, office equipment, furniture and fittings and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.

Depreciation is provided on a straight-line basis from the commencement date of the lease to the end of the lease term.

Property, plant and equipment
In millions of €	Note	2025	2024
Owned assets	9A	2,176	2,223
Leased assets	9B	130	132
Total		2,306	2,355

9A. Owned assets

Movements during 2025	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2025	1,024	4,097	5,121
Additions	49	308	357
Disposals	(3)	(119)	(122)
Hyperinflationary adjustment	30	(17)	13
Currency retranslation	(62)	(214)	(276)
Other movements (a)	(2)	12	10
31 December 2025	1,036	4,067	5,103

Accumulated depreciation
1 January 2025	(417)	(2,481)	(2,898)
Depreciation charge for the year	(28)	(222)	(250)
Disposals	2	95	97
Hyperinflationary adjustment	(6)	(1)	(7)
Currency retranslation	22	119	141
Other movements (a)	—	(10)	(10)
31 December 2025	(427)	(2,500)	(2,927)
Net book value 31 December 2025 (b)	609	1,567	2,176
Includes capital expenditures for assets under construction	25	243	268

(a)	Other movements primarily reflect differences between amounts of prior period allocated as per carve out and the actual assets transferred on Separation
(b)	Includes €38 million (2024: €32 million) of freehold land.

Movements during 2024	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2024	982	3,840	4,822
Additions	24	297	321
Disposals and other movements	(6)	(201)	(207)
Hyperinflationary adjustment	5	123	128
Currency retranslation	19	38	57
31 December 2024	1,024	4,097	5,121

Accumulated depreciation
1 January 2024	(384)	(2,351)	(2,735)
Depreciation charge for the year	(22)	(242)	(264)
Disposal and other movements	3	188	191
Hyperinflationary adjustment	(6)	(52)	(58)
Currency retranslation	(8)	(24)	(32)
31 December 2024	(417)	(2,481)	(2,898)
Net book value 31 December 2024 (b)	607	1,616	2,223
Includes capital expenditures for assets under construction	10	26	36

The Group has commitments to purchase property, plant and equipment of €68 million (2024: €43 million).

9B. Leased assets

Movements during 2025	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2025	315	49	364
Additions	63	21	84
Disposals	(66)	(8)	(74)
Other movements (a)	(20)	(7)	(27)
Currency retranslation	(16)	(3)	(19)
31 December 2025	276	52	328

Accumulated depreciation
1 January 2025	(207)	(25)	(232)
Depreciation charge for the year	(43)	(12)	(55)
Disposals	53	7	60
Other movements (a)	17	0	17
Currency retranslation	11	1	12
31 December 2025	(169)	(29)	(198)
Net book value 31 December 2025	107	23	130

(a) Other movements primarily reflect differences between amounts of prior period allocated as per carve out and the actual assets transferred on Separation.

Movements during 2024	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2024	317	60	377
Additions	23	17	40
Disposals and other movements	(30)	(24)	(54)
Hyperinflationary adjustment	—	(1)	(1)
Currency retranslation	5	(3)	2
31 December 2024	315	49	364

Accumulated depreciation
1 January 2024	(195)	(35)	(230)
Depreciation charge for the year	(34)	(13)	(47)
Disposal and other movements	25	23	48
Currency retranslation	(3)	—	(3)
31 December 2024	(207)	(25)	(232)
Net book value 31 December 2024	108	24	132

The Group’s leases mainly comprise land and buildings and plant and equipment. The Group leases land and buildings for manufacturing, warehouse facilities and office space and also subleases some of the properties under operating leases. The Group has leases for vehicles and equipment.

The Group has recognised in the income statement an expense of €10 million (2024: €9 million) for short term leases.

During the year, the Group has not recognised any income from sublet properties (2024: nil). The total cash outflows for leases were €65 million (2024: €46 million) comprising of capital elements payments for €56 million (2024: €39 million) and interest on lease liabilities for €9 million (2024: 7 million).

Lease liabilities are shown in Note 14C.